PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Global Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Select Real Estate Fund

PGIM Real Estate Income Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated July 1, 2026

to each Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of Additional

Information (SAI), as applicable, and retain it for future reference.

Effective immediately, Mr. Enoch Chan is added as a named portfolio manager on each Fund.

To reflect this change, each Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.The table in the section of each Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” is hereby revised by adding the information set forth below with respect to Mr. Chan:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Real Estate*	Enoch Chan,	Executive Director &	July 2026
LLC		CFA	Portfolio Manager:
Asian Real Estate
Securities

*PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

2.The first paragraph of the section of each Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers,” is revised to include Enoch Chan, CFA, in the list of portfolio managers that are jointly and primarily responsible for the day-to-day management of each Fund.

3.The section of each Fund’s Prospectus entitled “How the Funds are Managed - Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Chan:

Enoch Chan, CFA, is an Executive Director and a Portfolio Manager at PGIM for the Real Estate Securities Team. He is focusing on Asian public securities. His responsibilities include securities analysis and portfolio management. Enoch joined the firm in 2021 from AMP where he worked as a portfolio manager in the global real estate securities team. Prior to that, he had worked as a portfolio manager in Barings Asset Management. Enoch started his career as an analyst with LaSalle Investment Management in Hong Kong. He holds a Bachelor of Science degree in Economics and Finance from the Hong Kong University of Science and Technology. He is a CFA charterholder and holds the CFA Certificate in ESG Investing. Enoch is fluent in English, Mandarin and Cantonese (Chinese).

4.Effectively immediately the table in the section of each Fund’s respective SAI entitled “THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED” is hereby revised by adding the following information pertaining to Mr. Chan:

PGIM Global Real Estate Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other
	Managers	Companies/Total	Investment	Accounts/Total
		Assets*	Vehicles/Total	Assets*
Assets*
PGIM Real	Enoch Chan, CFA	4/$413,184,760	3/$601,279,471	11/$1,369,789,180
Estate**

*Information as of May 31, 2026.

**PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

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PGIM Select Real Estate Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other
	Managers	Companies/Total	Investment	Accounts/Total
		Assets*	Vehicles/Total	Assets*
Assets*
PGIM Real	Enoch Chan, CFA	4/$1,232,926,421	3/$601,279,471	11/$1,369,789,180
Estate**

*Information as of May 31, 2026.

**PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

PGIM Real Estate Income Fund

Subadviser	Portfolio	Registered Investment	Other Pooled	Other
	Managers	Companies/Total	Investment	Accounts/Total
		Assets*	Vehicles/Total	Assets*
Assets*
PGIM Real	Enoch Chan, CFA	4/$1,415,408,148	3/$601,279,471	11/$1,369,789,180
Estate**

*Information as of May 31, 2026.

**PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

5.Effectively immediately the table in the section of each Fund’s respective SAI entitled “THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS” is hereby revised by adding the following information pertaining to Mr. Chan:

PGIM Global Real Estate Fund

Personal Investments and Financial Interests of the Portfolio Managers*

Subadviser	Portfolio Managers	Investments and Other Financial Interests in
the Funds and Similar Strategies**
PGIM Real Estate***	Enoch Chan, CFA	$50,001 - $100,000

*Information is as of March 31, 2026.

**The dollar range of Mr. Chan’s direct investment in the Fund as of March 31, 2026 is as follows: $10,001 - $50,000

***PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

PGIM Select Real Estate Fund

Personal Investments and Financial Interests of the Portfolio Managers*

Subadviser	Portfolio Managers	Investments and Other Financial Interests in
the Funds and Similar Strategies**
PGIM Real Estate***	Enoch Chan, CFA	$50,001 - $100,000

*Information is as of March 31, 2026.

**The dollar range of Mr. Chan’s direct investment in the Fund as of March 31, 2026 is as follows: $10,001 - $50,000

***PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

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PGIM Real Estate Income Fund

Personal Investments and Financial Interests of the Portfolio Managers*

Subadviser	Portfolio Managers	Investments and Other Financial Interests in
the Funds and Similar Strategies**
PGIM Real Estate***	Enoch Chan, CFA	$50,001 - $100,000

*Information is as of March 31, 2026.

**The dollar range of Mr. Chan’s direct investment in the Fund as of March 31, 2026 is as follows: Less than $10,000

***PGIM Real Estate is an investment group of PGIM, Inc. and PGIM Real Estate (UK) Limited, each of which is a subadviser to the Fund.

LR1534